Expense Example - FidelityTelecomandUtilitiesFund-RetailPRO - FidelityTelecomandUtilitiesFund-RetailPRO - Fidelity Telecom and Utilities Fund - Fidelity Telecom and Utilities Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906